Note 22 - Trade and Other Payables	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
NOTE 22.	TRADE AND OTHER PAYABLES

[US$ thousands]	As of December 31,
Trade and other payables	2018	2019
Trade payables due to related parties (1)	624	28,864
Other trade payables	14,290	19,813
Sales tax payables	9	-
Employee withholding tax	24	325
VAT	809	7,361
Payroll tax (2)	2,200	761
Total	17,957	57,125

(
1
)
See Note
28
 for more information.

(
2
)
Includes accruals for social security costs related to share-based remuneration.

For a schedule of maturities for trade and other payables, see Note
17.